Note 25 - Acquisition of Subsidiaries	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of business combinations [text block]
25	Acquisition of subsidiaries

In
September 2017,
Tenaris acquired
100%
of Garrett (a pipe services and trucking business) through the payment of a price of
$10.4
million.

If the acquisition had occurred on
January 1, 2017,
Tenaris’s unaudited pro forma net sales and net income from continuing operations would not
have changed materially.